Vessels, net	6 Months Ended
Jun. 30, 2023
Vessels, net [Abstract]
Vessels, net
4.	Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	409,264	(20,205)	389,059
— Depreciation	-	(7,175)	(7,175)
Balance, June 30, 2023	409,264	(27,380)	381,884

The Company’s vessel’s titles have been transferred to their respective financing banks under each respective vessel’s sale and leaseback agreement as a security, in the case of vessels sold and leased back and in the case of vessels financed via bank loans the respective vessels have been mortgaged as security under each loan facility.